Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2021	44,013,031
Balance at Dec. 31, 2021	$ 797,428	$ 68,249	$ (67,920)	$ 1,965	$ 799,722
Net earnings (loss)	0	0	121,074	0	121,074
Other comprehensive earnings (loss)	0	0	0	(7,882)	(7,882)
Subsidiaries’ equity transactions	0	17	0	0	17
Stock option expense	$ 0	18,046	0	0	18,046
Stock options exercised (in shares)	213,462
Stock options exercised	$ 15,601	(3,305)	0	0	12,296
Dividends	$ 0	0	(35,807)	0	$ (35,807)
Balance (in shares) at Dec. 31, 2022	44,226,493				44,013,031
Balance at Dec. 31, 2022	$ 813,029	83,007	17,347	(5,917)	$ 907,466
Net earnings (loss)	0	0	100,391	0	100,391
Other comprehensive earnings (loss)	0	0	0	1,546	1,546
Stock option expense	$ 0	21,385	0	0	$ 21,385
Stock options exercised (in shares)	455,934				455,934
Stock options exercised	$ 42,788	(9,172)	0	0	$ 33,616
Dividends	$ 0	0	(40,258)	0	$ (40,258)
Balance (in shares) at Dec. 31, 2023	44,682,427				44,226,493
Balance at Dec. 31, 2023	$ 855,817	$ 95,220	$ 77,480	$ (4,371)	$ 1,024,146